Other (expense) income (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans	$ (81)		$ 100	$ (6)	$ 160
Equity (losses) gains from investments in associates and joint ventures
Loss on investment	(42)		(14)	(42)	(14)
Operations	12		(2)	3	(15)
Gains on investments	16		0	53	0
Gains (losses) on retirements and disposals of property, plant and equipment and intangible assets	2		(3)	(4)	(8)
Early debt redemption costs	0	$ (18)	0	(18)	(53)
Other	(4)		10	10	29
Total other (expense) income	$ (97)		$ 91	$ (4)	$ 99